Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s net deferred income taxes are as follows (rounded):

	Twelve Months Ended December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$8,457,000	$6,836,000
Accrued expenses	32,000	37,000
Depreciation and amortization	19,000	(2,000)
Stock option and warrant expenses	51,000	3,000
Other	2,000	10,000
Gross deferred income tax assets	8,561,000	6,884,000
Valuation allowance	(8,561,000)	(6,884,000)
Total deferred income tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following summary reconciles differences from taxes at the federal statutory rate with the effective rate:

	Twelve Months Ended December 31,
	2012	2011
Federal income tax at statutory rates	(34.0)%	(34.0)%
Change in deferred tax asset valuation allowance	35.9%	39.8%
Deferred state taxes	(3.5)%	(3.8)%
Non-deductible expenses:
Meals & entertainment	0.2%	0.1%
Other	1.4%	(2.1)%
Income taxes (benefit) at effective rates	—%	—%